Commitments and Contingent Liabilities (Details) € in Thousands, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 10, 2024 EUR (€)	Oct. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Commitments and Contingent Liabilities [Line Items]
Purchase obligation					$ 9,443	$ 5,333
Non-paid purchase obligation					4,437	5,015
Cost claim letter (in Euro) | €			€ 2,096
Provision value		$ 323				412
Payable to customer				$ 1,726
Retention amount				$ 250	250	250
Insurance recovery asset	$ 1,476				1,476	1,476
Provision amount					$ 1,726	$ 1,726